Share Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2021
Miscellaneous equity [abstract]
Schedule of purchase options
		March 31, 2021		March 31, 2020
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding - beginning balance	$0.05	2,000,000	$-	-
Granted	–	–	0.05	2,000,000
Outstanding - beginning balance	$0.05	2,000,000	$0.05	2,000,000

Schedule of options outstanding
	Options outstanding		Options exercisable
Exercise price	Number of Options	Weighted average remaining contractual life (years)	Number of Options	Weighted average remaining contractual life (years)
$ 0.05	2,000,000	3.51	500,000	3.51
Total	2,000,000	3.51	500,000	3.51

Schedule of share purchase warrants
	Exercise price	March 31, 2021	March 31, 2020
Issued pursuant to a loan agreement (note 9(a))	$0.05	16,000,000	16,000,000
Exercised	$0.05	(5,000,000)	–
Total		11,000,000	16,000,000